OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Operating Lease Right-of-use Assets And Operating Lease Liabilities
SCHEDULE OF RIGHT-OF-USE ASSETS

Right-of-use assets are summarized below:

	March 31, 2024	December 31, 2023
Office and warehouse lease	$702,888	$702,888
Less: Accumulated amortization	(365,852)	(330,437)
Right-of-use assets, net	$337,036	$372,451

Right-of- use assets are summarized below:

	December 31, 2023	December 31, 2022
Office and warehouse lease	$702,888	$702,888
Less: Accumulated amortization	(330,437)	(195,182)
Right-of-use assets, net	$372,451	$507,706

SCHEDULE OF OPERATING LEASE LIABILITIES	Operating lease liabilities are summarized as follows:
	March 31, 2024	December 31, 2023
Lease liability	$348,997	$384,382
Less current portion	(151,800)	(147,993)
Long term portion	$197,197	$236,389

Operating lease liabilities are summarized as follows:

	December 31, 2023	December 31, 2022
Lease liability	$384,382	$517,890
Less current portion	(147,993)	(133,508)
Long term portion	$236,389	$384,382

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities are as follows:

Amount
For the year ending December 31, 2024 (remaining period)	$129,468
For the year ending December 31, 2025	175,942
For the year ended December 31, 2026	74,030
Total	$379,440
Less: present value discount	(30,443)
Lease liability	$348,997

Maturity of lease liabilities are as follows:

Amount
For the year ending December 31, 2024	$171,840
For the year ending December 31, 2025	175,942
For the year ended December 31, 2026	74,030
Total	$421,812
Less: present value discount	(37,430)
Lease liability	$384,382